Income tax and social contribution (Details) - Schedule of key components of deferred income tax and social contribution in the balance sheets - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	R$ 6	R$ 45
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	6	45	R$ (82)
Tax losses [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	213	167
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	213	167
Provision for legal proceedings [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	44	59
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	44	59
Exchange rate variation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(28)	(7)
Deferred income tax and social contribution, net	(28)	(7)
Goodwill tax amortization [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(317)	(317)
Deferred income tax and social contribution, net	(317)	(317)
Fair value adjustment [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets		1
Deferred income tax and social contribution, liabilities	(29)
Deferred income tax and social contribution, net	(29)	1
Property, plant and equipment, intangible and investment properties [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	30	33
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	30	33
Unrealized gains with tax credits [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(6)	(28)
Deferred income tax and social contribution, net	(6)	(28)
Provision for restructuring [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	12
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	12
Cash flow hedge [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(35)	(30)
Deferred income tax and social contribution, net	(35)	(30)
Lease net of right of use [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	101	150
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	101	150
Provision of inventory [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	26	15
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	26	15
Others [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets		2
Deferred income tax and social contribution, liabilities	(5)
Deferred income tax and social contribution, net	(5)	2
Gross deferred income tax and social contribution assets (liabilities) [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	426	427
Deferred income tax and social contribution, liabilities	(420)	(382)
Deferred income tax and social contribution, net	6	45
Compensation [Member]
Deferred income tax and social contribution
Deferred income tax and social contribution, assets	(420)	(382)
Deferred income tax and social contribution, liabilities	420	382
Deferred income tax and social contribution, net